Leases (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of Revenues from contingent rent
	June 30, 2022	June 30, 2021	June 30, 2020
Contingent rent	8,296	2,360	3,604

Schedule of future minimum payments
	June 30, 2022	June 30, 2021	June 30, 2020
No later than one year	-	-	5,685
Later than one year and not later than five years	-	-	12,971
Later than five years	-	-	5,907
	-	-	24,563

Schedule of non-cancellable operating leases
	June 30, 2022	June 30, 2021	June 30, 2020
No later than one year	2,709	6,597	1,796
Later than one year and not later than five years	7,066	13,215	50,938
Later than five years	1,274	3,716	23,899
	11,049	23,528	76,633